Maintenance rights and lease premium, net - Finite-lived intangible assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Maintenance rights
Finite-Lived Intangible Assets [Line Items]
Net carrying amount	$ 1,505,434	$ 1,669,742
Lease premium, net
Finite-Lived Intangible Assets [Line Items]
Net carrying amount	396,508	460,251
Maintenance rights and lease premium, net
Finite-Lived Intangible Assets [Line Items]
Net carrying amount	$ 1,901,942	$ 2,129,993